Vessel Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Vessel Operating Expenses [Abstract]
Crew & crew related costs	$ 6,235	$ 5,254	$ 3,770
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	2,828	2,865	1,769
Lubricants	660	638	415
Insurances	816	781	534
Annual taxes and registration fees	255	232	151
Other	1,692	651	241
Total Vessel operating expenses	$ 12,486	$ 10,421	$ 6,880